Assets Held for Sale (Summary Of Major Classes Of Assets Presented As Held For Sale) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Total	$ 220.1
Tysabri [Member]
Assets Held For Sale [Line Items]
Goodwill	110.8
Other intangible assets	84.4
Inventory	24.9
Total	$ 220.1